Consolidated Balance Sheets ¥ in Thousands, $ in Thousands		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
ASSETS
Cash and cash equivalents		¥ 168,404	$ 26,426	¥ 90,115
Contract assets		5,323	835	6,194
Accounts receivable, net		44,291	6,950	27,013
Other contract costs		32,241	5,059	47,125
Prepayments and other current assets		117,735	18,475	50,658
Amounts due from related parties		7,265	1,140	7,934
Prepaid income tax		14,479	2,272	14,460
Total current assets		389,738	61,157	243,499
Non-current assets
Restricted cash		8,840	1,387	10,358
Other contract costs		11,149	1,750	9,316
Equity method investments		24,403	3,829	24,552
Property and equipment, net		85,803	13,464	146,891
Operating lease right-of-use assets		105,551	16,563	322,559
Intangible assets, net		14,675	2,303	19,337
Deferred tax assets		25,991	4,079	6,997
Goodwill		192,962	30,280	274,567
Long-term prepayments and other non-current assets		26,254	4,122	40,754
Total non-current assets		495,628	77,777	855,331
Total assets		885,366	138,934	1,098,830
Current liabilities
Accounts payable (including amounts of variable interest entities (“VIEs”) without recourse to the Company of RMB 9,762 and RMB 15,881 as of December 31, 2020 and 2021, respectively)		16,164	2,536	17,013
Bank loans (including amounts of VIEs without recourse to the Company of RMB 133,900 and RMB 6,000 as of December 31, 2020 and 2021, respectively )		6,000	942	133,900
Deferred revenue (including amounts of VIEs without recourse to the Company of RMB 341,934 and RMB 213,006 as of December 31, 2020 and 2021, respectively)		213,006	33,425	341,934
Salary and welfare payable (including amounts of VIEs without recourse to the Company of RMB 65,927 and RMB 26,075 as of December 31, 2020 and 2021, respectively)		27,404	4,300	67,609
Financial liabilities from contracts with customers (including amounts of VIEs without recourse to the Company of RMB 384,561 and RMB 337,932 as of December 31, 2020 and 2021, respectively)		337,932	53,029	384,561
Accrued expenses and other payables (including amounts of VIEs without recourse to the Company of RMB 43,009 and RMB 7,733 as of December 31, 2020 and 2021, respectively)		36,575	5,739	46,030
Income taxes payable (including amounts of VIEs without recourse to the Company of RMB 267 and RMB 195 as of December 31, 2020 and 2021, respectively)		195	31	267
Amounts due to related parties (including amounts of VIEs without recourse to the Company of RMB159,739 and RMB 685,287 as of December 31, 2020 and 2021, respectively)		41,758	6,553	50,192
Current operating lease liabilities (including amounts of VIEs without recourse to the Company of RMB 131,151 and RMB 35,817 as of December 31, 2020 and 2021, respectively)		35,817	5,620	131,151
Total current liabilities		714,851	112,175	1,172,657
Non-current liabilities
Deferred revenue (including amounts of VIEs without recourse to the Company of RMB 46,927 and RMB 35,546 as of December 31, 2020 and 2021, respectively)		35,546	5,578	46,927
Deferred tax liabilities (including amounts of VIEs without recourse to the Company of RMB 7,661 and RMB 4,433 as of December 31, 2020 and 2021, respectively)		4,433	696	7,661
Operating lease liabilities (including amounts of VIEs without recourse to the Company of RMB 200,409 and RMB 59,824 as of December 31, 2020 and 2021, respectively)		59,824	9,388	200,409
Non-current tax payable (including amounts of VIEs without recourse to the Company of RMB 33,718 and RMB 34,137 as of December 31, 2020 and 2021, respectively)		34,137	5,357	33,718
Total non-current liabilities		133,940	21,019	288,715
Total liabilities		848,791	133,194	1,461,372
Shareholders’ equity (deficit)
Ordinary shares (US$0.003 par value; 16,666,667 shares authorized; 1,895,819 and 11,371,444 shares issued outstanding as of December 31, 2020 and 2021) *	[1]	217	34	37
Additional paid-in capital		1,342,769	210,710	557,535
Accumulated deficit		(1,320,546)	(207,222)	(936,247)
Total equity (deficit) attributable to shareholders of the Company		22,440	3,522	(378,675)
Non-controlling interests		14,135	2,218	16,133
Total equity (deficit)		36,575	5,740	(362,542)
Commitments and contingencies
Total liabilities and shareholders' equity		¥ 885,366	$ 138,934	¥ 1,098,830

[1]	Retrospectively restated due to thirty for one reverse stock split, see Note 21